UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
August 31, 2018 (Unaudited)

	Principal
Description	Amount($)		Value($)
Negotiable Bank Certificates of Deposit - 31.7%
Bank of Montreal (Yankee)
2.28%,9/21/18, 1 Month LIBOR + .21%	200,000,000	[a]	200,000,000
Bank of Nova Scotia (Yankee)
2.33%,9/4/18, 1 Month LIBOR + .25%	191,000,000	[a]	191,000,000
Bank of Nova Scotia/Houston (Yankee)
2.45%,9/6/18, 3 Month LIBOR + .14%	175,000,000	[a]	175,000,000
BNP Paribas (Yankee)
2.43%, 9/4/18, 1 Month LIBOR + .35%	250,000,000	[a]	250,000,000
KBC Bank NV (Yankee)
1.93%, 9/4/18	300,000,000		300,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
2.27%,10/19/18	45,425,000		45,426,144
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
2.31%, 10/29/18	100,000,000		100,000,000
Mizuho Bank Ltd. (Yankee)
2.28%, 9/6/18	50,000,000	[b]	50,000,000
Mizuho Bank Ltd. (Yankee)
2.29%, 11/13/18	120,000,000		120,000,000
Mizuho Bank Ltd. (Yankee)
2.30%, 10/22/18	40,000,000		40,000,000
Mizuho Bank Ltd. (Yankee)
2.31%, 10/16/18	150,000,000		150,000,000
Royal Bank of Canada (Yankee)
2.41%,9/10/18,1 Month LIBOR + .34%	52,500,000	[a]	52,500,000
Sumitomo Mitsui Banking Corp. (Yankee)
2.29%, 9/14/18	200,000,000		200,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
2.45%, 1/25/19	75,000,000		75,000,000
Sumitomo Mitsui Banking Corp/New York (Yankee)
2.24%, 9/28/18,1 Month LIBOR + .18%	110,000,000	[a]	110,000,000
Sumitomo Mitsui Trust Bank (Yankee)
2.30%, 10/17/18	75,000,000		75,000,000
Svenska Handelsbanken/New York NY (Yankee)
2.37%, 11/22/18, 3Month LIBOR + .06%	100,000,000	[a]	100,000,000
Wells Fargo Bank NA
2.32%, 9/12/18, 1 Month LIBOR + .25%	25,000,000	[a]	25,000,000
Wells Fargo Bank NA
2.49%, 11/26/18, 3 Month LIBOR + .18%	255,000,000	[a]	255,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,513,926,144)			2,513,926,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount($)		Value($)
Commercial Paper - 28.9%
Bedford Row Funding
2.41%,9/10/18, 1 Month LIBOR + .35%	150,000,000	[a,b]	150,000,000
Bedford Row Funding
2.43%, 9/3/18, 1 Month LIBOR + .35%	50,000,000	[a,b]	50,000,000
Collateralized Commercial Paper II Co., LLC
2.42%, 10/11/18, 3 Month LIBOR + .09%	80,000,000	[a,b]	80,000,000
HSBC Bank PLC
2.42% ,9/18/18, 1 Month LIBOR + .34%	192,000,000	[a,b]	192,000,000
INGUS Funding LLC
2.38%, 9/18/18, 1 Month LIBOR + .30%	280,000,000	[a]	280,000,000
JP Morgan Securities LLC
2.49%, 10/1/18, 3 Month LIBOR + .15%	45,000,000	[a,b]	45,000,000
JP Morgan Securities LLC
2.49%, 10/1/18, 3 Month LIBOR + .15%	104,000,000	[a,b]	104,000,000
JP Morgan Securities LLC
2.59%, 5/24/19	50,000,000		49,046,736
Landes bank Hessen-Thueringen GZ
2.27%, 10/9/18	128,000,000		127,693,298
Lloyds Bank PLC
2.37%, 11/5/18, 3Month LIBOR + .03%	196,000,000	[a]	196,000,000
Mitsubishi UFJ Trust and Banking Corp.
2.29%, 11/9/18	85,000,000		84,628,550
Mitsubishi UFJ Trust and Banking Corp.
2.33%, 9/10/18	100,000,000		99,942,000
NRW Bank
2.10%, 10/3/18	10,000,000		9,981,333
NRW Bank
2.44%, 2/28/19	50,000,000		49,397,500
Old Line Funding Corporation
2.41%, 9/11/18, 1 Month LIBOR + .34%	150,000,000	[a,b]	150,000,000
Oversea-Chinese Banking
2.47%, 2/27/19	150,000,000		148,180,167
Societe Generale
2.28%, 10/9/18	60,000,000		59,855,600
Total capital
1.93%, 9/4/18	172,000,000		171,972,337
Toyota Credit Canada Inc.
2.35%, 11/21/18, 3 Month LIBOR + .04%	50,000,000	[a]	50,000,000
Westpac Banking Corp.
2.48%, 9/10/18, 1 Month LIBOR + .40%	200,000,000	[a,b]	200,000,000
Total Commercial Paper
(cost $2,297,697,521)			2,297,697,521
Asset-Backed Commercial Paper - 9.2%
Alpine Securitization Ltd.
2.38%, 9/28/18	305,000,000	[c]	304,457,863

	Principal
Description	Amount($)		Value($)
Asset-Backed Commercial Paper - 9.2% (continued)
Antalis S.A.
1.98%, 9/7/18	60,000,000	[c]	59,980,200
Antalis S.A.
2.33%, 9/14/18	49,910,000	[c]	49,868,006
Atlantic Asset Securitization LLC
2.30%, 9/6/18	50,000,000	[c]	49,984,028
Atlantic Asset Securitization LLC
2.49%, 1/28/19	20,000,000	[c]	19,793,883
Cafco
2.45%, 1/28/19	100,000,000	[c]	98,985,972
Collateralized Commercial Paper Co., LLC
2.47%, 2/1/19	100,000,000	[c]	98,950,250
Gotham Funding LLC
2.29%, 11/26/18	25,000,000	[c]	24,863,833
LMA Americas LLC
2.29%, 10/18/18	25,000,000	[c]	24,925,257
Total Asset-Backed Commercial Paper
(cost $731,809,292)			731,809,292
Time Deposits - 18.1%
Australia & New Zealand Banking Group (Grand
Cayman)
1.91%, 9/4/18	130,000,000	[b]	130,000,000
Natixis New York (Grand Cayman)
1.89%, 9/4/18	151,000,000		151,000,000
Nordea Bank/NY
1.90%,9/4/18	278,000,000		278,000,000
Northern Trust Co. (Grand Cayman)
1.90%, 9/4/18	300,000,000		300,000,000
NRW Bank (London)
1.93%, 9/4/18	200,000,000		200,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
1.90%, 9/4/18	375,000,000	[b]	375,000,000
Total Time Deposits
(cost $1,434,000,000)			1,434,000,000
Repurchase Agreements - 12.0%
Barclays Bank PLC
Tri-Party Agreement thru BNYMellon, 1.95%, dated
8/31/18, due 9/4/18 in the amount of $400,086,667
(fully collateralized by $412,142,300 U.S. Treasuries,
1%-2.75%, due 11/30/19-8/15/24 ,value
$408,000,017)	400,000,000		400,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount($)	Value($)
Repurchase Agreements - 12.0% (continued)
BNPParibasSA
Tri-Party Agreement thru BNY Mellon, 2.04%, dated
8/31/18, due 9/4/18 in the amount of $70,015,867
(fully collateralized by $45,819,346 Asset-Backed
Securities, Interest Only, due 2/16/21-4/1/42, value
$16,776,762, $49,013,276 Corporate Debt Securities,
2.45%-8.18%, due 3/30/20-5/15/68, value
$51,267,974 and $6,382,158 Private Label
Collateralized Mortgage Obligations, Interest Only, due
5/25/37-3/25/61, value $4,056,148)	70,000,000	70,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon,1.95%, dated
8/31/18 ,due 9/4/18 in the amount of $282,061,100
(fullycollateralized by $310,416,609 U.S. Treasuries
(including strips), 2.45%-6.50%, due 5/16/22-
7/25/47, value $92,234,984 and $25,891,000
Corporate Debt Securities, 0%-3.13%, due 1/15/19-
11/15/44, value $287,640,000)	282,000,000	282,000,000
Merrill Lynch & Co. Inc.
Tri-Party Agreement thru BNYMellon, 2.11%, dated
8/31/18, due9/4/18 in the amount of $ 200,046,889
(fully collateralized by $600,659,950 Asset-Backed
Securities, 0%-12.38%, due 2/15/20-4/25/83, value
$149,199,983, $1,278,636,299 Private Label
Collateralized Mortgage Obligations, Interest Only, due
725/43-7/16/60, value $66,459,187 and $250,000
Other Instrument (collateralized debt obligation), 0%,
due 5/8/42, value $119,889)	200,000,000	200,000,000
Total Repurchase Agreements
(cost $952,000,000)		952,000,000
Total Investments (cost $7,929,432,957)	99.9%	7,929,432,957
Cash and Receivables (Net)	.1%	5,238,668
Net Assets	100.0%	7,934,671,625

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities amounted to $1,526,000,000 or 19.23% of net assets.

[c]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level1-UnadjustedQuotedPrices	-
Level2-OtherSignificantObservableInputs	7,929,432,957
Level 3 - Significant Unobservable Inputs	-
Total	7,929,432,957

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)